Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2025 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.68%)
Past 5 years	2.01%
Past 10 years	5.20%
Fidelity Advisor Freedom 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.38%)
Past 5 years	(0.08%)
Past 10 years	3.33%
Fidelity Advisor Freedom 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.91%)
Past 5 years	1.31%
Past 10 years	3.76%
Fidelity Advisor Freedom 2025 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.32%)
Past 5 years	2.47%
Past 10 years	5.21%
Fidelity Advisor Freedom 2025 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.05%)
Past 5 years	2.25%
Past 10 years	5.19%
Fidelity Advisor Freedom 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.73%)
Past 5 years	3.48%
Past 10 years	6.09%
Fidelity Advisor Freedom 2025 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.62%)
Since Inception	3.60%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0551
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.63%
Past 10 years	6.54%

[1]	AFrom October 2, 2018.